General Information - Summary of Consolidated Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Jan. 01, 2017
Disclosure of subsidiaries [line items]
Total assets	₩ 32,474,120	₩ 29,895,721		₩ 31,252,689	₩ 30,814,580
Total liabilities	17,815,630	16,712,367		₩ 17,062,496	₩ 17,897,638
Operating revenues	23,436,050	23,546,929	₩ 23,164,202
Profit (loss) for the year	₩ 719,412	₩ 546,341	₩ 831,845
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Powertel Co., Ltd.	KT Powertel Co., Ltd.	KT Powertel Co., Ltd.
Total assets	₩ 124,064	₩ 115,125	₩ 113,725
Type of Business	Trunk radio system business
Total liabilities	₩ 28,217	18,937	19,899
Location	Korea
Operating revenues	₩ 65,620	₩ 69,234	81,390
Controlling percentage ownership	44.80%	44.80%
Profit (loss) for the year	₩ (5,545)	₩ 2,112	₩ 202
Closing month	December
KT Linkus Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Linkus Co., Ltd.	KT Linkus Co., Ltd.	KT Linkus Co., Ltd.
Total assets	₩ 54,147	₩ 59,344	₩ 64,318
Type of Business	Public telephone maintenance
Total liabilities	₩ 44,895	51,516	56,953
Location	Korea
Operating revenues	₩ 106,337	₩ 112,043	117,587
Controlling percentage ownership	92.40%	91.40%
Profit (loss) for the year	₩ 1,216	₩ 725	₩ (3,830)
Closing month	December
KT Submarine Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Submarine Co., Ltd.	KT Submarine Co., Ltd.	KT Submarine Co., Ltd.
Total assets	₩ 130,715	₩ 142,797	₩ 156,993
Type of Business	Submarine cable construction and maintenance
Total liabilities	₩ 27,530	34,056	55,573
Location	Korea
Operating revenues	₩ 61,652	₩ 73,985	84,137
Controlling percentage ownership	39.30%	39.30%
Profit (loss) for the year	₩ (4,286)	₩ 8,243	₩ 5,146
Closing month	December
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Telecop Co., Ltd.	KT Telecop Co., Ltd.	KT Telecop Co., Ltd.
Total assets	₩ 272,492	₩ 264,353	₩ 265,553
Type of Business	Security service
Total liabilities	₩ 140,314	131,633	132,344
Location	Korea
Operating revenues	₩ 328,262	₩ 317,591	315,948
Controlling percentage ownership	86.80%	86.80%
Profit (loss) for the year	₩ 166	₩ 2,885	₩ 143
Closing month	December
KT Hitel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Hitel Co., Ltd.	KT Hitel Co., Ltd.	KT Hitel Co., Ltd.
Total assets	₩ 272,708	₩ 258,240	₩ 249,202
Type of Business	Data communication
Total liabilities	₩ 66,043	52,943	46,941
Location	Korea
Operating revenues	₩ 279,117	₩ 227,884	198,994
Controlling percentage ownership	67.10%	67.10%
Profit (loss) for the year	₩ 657	₩ 3,225	₩ 4,298
Closing month	December
KT service bukbu Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Service Bukbu Co., Ltd.	KT Service Bukbu Co., Ltd.	KT Service Bukbu Co., Ltd.
Total assets	₩ 30,599	₩ 29,281	₩ 32,863
Type of Business	Opening services of fixed line
Total liabilities	₩ 23,964	22,096	24,580
Location	Korea
Operating revenues	₩ 195,961	₩ 194,837	182,952
Controlling percentage ownership	67.30%	67.30%
Profit (loss) for the year	₩ (31)	₩ 688	₩ 694
Closing month	December
KT service nambu Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Service Nambu Co., Ltd.	KT Service Nambu Co., Ltd.	KT Service Nambu Co., Ltd.
Total assets	₩ 37,452	₩ 36,076	₩ 32,621
Type of Business	Opening services of fixed line
Total liabilities	₩ 27,939	26,412	24,282
Location	Korea
Operating revenues	₩ 230,088	₩ 232,996	218,602
Controlling percentage ownership	77.30%	77.30%
Profit (loss) for the year	₩ 160	₩ 875	₩ 772
Closing month	December
KT Commerce Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Commerce Inc.
Type of Business	B2C, B2B service
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.1 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.1
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.2 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.2
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.3 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.3
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT strategic investment fund number four [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.4
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
BCVP Strategic Investment Fund Number One [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC-VP Strategic Investment Fund No.1
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC Card Co., Ltd.	BC Card Co., Ltd.	BC Card Co., Ltd.1
Total assets	₩ 3,722,379	₩ 4,048,263	₩ 3,651,065
Type of Business	Credit card business
Total liabilities	₩ 2,630,536	2,955,038	2,602,404
Location	Korea
Operating revenues	₩ 3,551,715	₩ 3,628,995	3,567,512
Controlling percentage ownership	69.50%	69.50%
Profit (loss) for the year	₩ 70,889	₩ 156,109	₩ 163,131
Closing month	December
VP Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	VP Inc.
Type of Business	Payment security service for credit card, others
Location	Korea
Controlling percentage ownership	50.90%	50.90%
Closing month	December
H&C Network [member]
Disclosure of subsidiaries [line items]
Subsidiary	H&C Network	H&C Network	H&C Network1
Total assets	₩ 245,841	₩ 273,856	₩ 272,110
Type of Business	Call centre for financial sectors
Total liabilities	₩ 63,188	65,446	80,983
Location	Korea
Operating revenues	₩ 297,470	₩ 277,622	266,613
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (15,944)	₩ 16,104	₩ 14,749
Closing month	December
BC Card China Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	BC Card China Co., Ltd.
Type of Business	Software development and data processing
Location	China
Controlling percentage ownership	100.00%	100.00%
Closing month	December
INITECH Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	INITECH Co., Ltd.
Type of Business	Internet banking ASP and security solutions
Location	Korea
Controlling percentage ownership	58.20%	58.20%
Closing month	December
Smartro Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Smartro Co., Ltd.
Type of Business	VAN (Value Added Network) business
Location	Korea
Controlling percentage ownership	81.10%	81.10%
Closing month	December
KTDS Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTDS Co., Ltd.	KTDS Co., Ltd.	KTDS Co., Ltd.1
Total assets	₩ 148,675	₩ 144,922	₩ 197,970
Type of Business	System integration and maintenance
Total liabilities	₩ 95,834	93,343	151,644
Location	Korea
Operating revenues	₩ 434,302	₩ 459,266	476,379
Controlling percentage ownership	95.50%	95.50%
Profit (loss) for the year	₩ 8,586	₩ 11,584	₩ 10,838
Closing month	December
KT M Hows Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M Hows Co., Ltd.	KT M Hows Co., Ltd.	KT M Hows Co., Ltd.
Total assets	₩ 60,197	₩ 42,738	₩ 28,539
Type of Business	Mobile marketing
Total liabilities	₩ 42,386	28,489	18,466
Location	Korea
Operating revenues	₩ 26,673	₩ 24,610	19,922
Controlling percentage ownership	90.00%	90.00%
Profit (loss) for the year	₩ 3,691	₩ 4,097	₩ 2,865
Closing month	December
KT M&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M&S Co., Ltd.	KT M&S Co., Ltd.	KT M&S Co., Ltd.
Total assets	₩ 228,073	₩ 242,388	₩ 247,854
Type of Business	PCS distribution
Total liabilities	₩ 207,740	231,151	227,507
Location	Korea
Operating revenues	₩ 791,652	₩ 734,420	724,144
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 11,408	₩ (9,707)	₩ (12,955)
Closing month	December
GENIE Music Corporation K T Music Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	GENIE Music Corporation(KT Music Corporation)
Type of Business	Online music production and distribution
Location	Korea
Controlling percentage ownership	36.00%	42.50%
Closing month	December
KT MOS Bukbu Co.,Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT MOS Bukbu Co., Ltd.
Total assets	₩ 14,121
Type of Business	Telecommunication facility maintenance
Total liabilities	₩ 10,571
Location	Korea
Operating revenues	₩ 16,543
Controlling percentage ownership	100.00%
Profit (loss) for the year	₩ (782)
Closing month	December
KTMOS Nambu Co.,Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT MOS Nambu Co., Ltd.
Total assets	₩ 14,313
Type of Business	Telecommunication facility maintenance
Total liabilities	₩ 8,927
Location	Korea
Operating revenues	₩ 14,941
Controlling percentage ownership	98.40%
Profit (loss) for the year	₩ (2,418)
Closing month	December
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Skylife Co., Ltd.	KT Skylife Co., Ltd.	KT Skylife Co., Ltd.1
Total assets	₩ 816,001	₩ 792,893	₩ 777,948
Type of Business	Satellite broadcasting business
Total liabilities	₩ 149,841	210,550	231,452
Location	Korea
Operating revenues	₩ 694,059	₩ 687,752	668,945
Controlling percentage ownership	50.30%	50.30%
Profit (loss) for the year	₩ 52,010	₩ 57,314	₩ 68,863
Closing month	December
Skylife TV Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Skylife TV Co., Ltd.
Type of Business	TV contents provider
Location	Korea
Controlling percentage ownership	92.60%	92.60%
Closing month	December
KT Estate Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Estate Inc.	KT Estate Inc.	KT Estate Inc.1
Total assets	₩ 1,695,995	₩ 1,869,194	₩ 1,734,729
Type of Business	Residential building development and supply
Total liabilities	₩ 304,712	502,915	375,341
Location	Korea
Operating revenues	₩ 569,269	₩ 428,446	405,417
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 51,854	₩ 52,416	₩ 46,815
Closing month	December
KT AMC Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT AMC Co., Ltd.
Type of Business	Asset management and consulting services
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
NEXR Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	NEXR Co., Ltd.
Type of Business	Cloud system implementation
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KTSB Data service [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTSB Data service	KTSB Data service	KTSB Data service
Total assets	₩ 8,632	₩ 18,306	₩ 20,075
Type of Business	Data centre development and related service
Total liabilities	₩ 523	605	759
Location	Korea
Operating revenues	₩ 4,627	₩ 4,950	5,136
Controlling percentage ownership	51.00%	51.00%
Profit (loss) for the year	₩ (9,576)	₩ (1,651)	₩ (1,983)
Closing month	December
KT Sat Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Sat Co., Ltd.	KT Sat Co., Ltd.	KT Sat Co., Ltd.
Total assets	₩ 685,926	₩ 742,391	₩ 744,653
Type of Business	Satellite communication business
Total liabilities	₩ 173,513	220,804	253,041
Location	Korea
Operating revenues	₩ 137,186	₩ 147,649	144,594
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 4,921	₩ 29,601	₩ 36,266
Closing month	December
Nasmedia Co Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia Co., Ltd.	Nasmedia Co., Ltd.	Nasmedia Co., Ltd.
Total assets	₩ 303,112	₩ 315,967	₩ 263,925
Type of Business	Online advertisement
Total liabilities	₩ 161,164	188,197	159,502
Location	Korea
Operating revenues	₩ 106,805	₩ 120,667	70,037
Controlling percentage ownership	42.80%	42.80%
Profit (loss) for the year	₩ 20,596	₩ 26,676	₩ 11,972
Closing month	December
KT sports [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Sports Co., Ltd	KT Sports	KT Sports
Total assets		₩ 11,131	₩ 16,925
Type of Business	Management of sports group
Total liabilities		7,805	13,573
Location	Korea
Operating revenues		₩ 53,357	48,476
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year		₩ (199)	₩ (198)
Closing month	December
KT music contents fund no.1 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Music Contents Fund No.1	KT Music Contents Fund No.1	KT Music Contents Fund No.1
Total assets	₩ 14,092	₩ 13,804	₩ 10,592
Type of Business	Music contents investment business
Total liabilities	₩ 1,035	1,041	331
Location	Korea
Operating revenues	₩ 559	₩ 370	349
Controlling percentage ownership	80.00%	80.00%
Profit (loss) for the year	₩ 294	₩ (499)	₩ 103
Closing month	December
K T Music Contents Fund No.2 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Music Contents Fund No.2
Type of Business	Music contents investment business
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT-Michigan global content fund [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT-Michigan Global Content Fund	KT-Michigan Global Content Fund	KT-Michigan Global Content Fund
Total assets	₩ 12,741	₩ 14,575	₩ 16,250
Type of Business	Content investment business
Total liabilities		147	163
Location	Korea
Operating revenues	₩ 869	₩ 159	133
Controlling percentage ownership	88.60%	88.60%
Profit (loss) for the year	₩ (670)	₩ (426)	₩ (514)
Closing month	December
Autopion Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Autopion Co., Ltd.	Autopion Co., Ltd.	Autopion Co., Ltd.
Total assets	₩ 8,838	₩ 6,306	₩ 6,163
Type of Business	Service for information and communication
Total liabilities	₩ 5,801	3,530	2,794
Location	Korea
Operating revenues	₩ 12,035	₩ 6,679	7,772
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 453	₩ (618)	₩ (409)
Closing month	December
KTCS Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTCS Corporation	KTCS Corporation	KTCS Corporation1
Total assets	₩ 350,280	₩ 348,334	₩ 322,768
Type of Business	Database and online information provider
Total liabilities	₩ 188,561	188,764	166,642
Location	Korea
Operating revenues	₩ 1,019,787	₩ 968,186	955,050
Controlling percentage ownership	30.90%	30.90%
Profit (loss) for the year	₩ 11,401	₩ 7,385	₩ 7,892
Closing month	December
KTIS Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTIS Corporation	KTIS Corporation	KTIS Corporation
Total assets	₩ 229,246	₩ 223,818	₩ 221,176
Type of Business	Database and online information provider
Total liabilities	₩ 68,997	62,569	63,871
Location	Korea
Operating revenues	₩ 451,532	₩ 438,597	436,914
Controlling percentage ownership	30.10%	30.10%
Profit (loss) for the year	₩ 7,900	₩ 8,337	₩ 9,991
Closing month	December
KT M mobile [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M mobile	KT M mobile	KT M mobile
Total assets	₩ 146,334	₩ 93,601	₩ 131,446
Type of Business	Special category telecommunications operator and sales of communication device
Total liabilities	₩ 35,335	21,453	20,369
Location	Korea
Operating revenues	₩ 172,674	₩ 159,684	112,532
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (10,085)	₩ (38,883)	₩ (40,041)
Closing month	December
KT Investment Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Investment Co., Ltd.	KT Investment Co., Ltd.	KT Investment Co., Ltd.1
Total assets	₩ 74,580	₩ 54,673	₩ 39,506
Type of Business	Technology business finance
Total liabilities	₩ 58,040	38,313	23,123
Location	Korea
Operating revenues	₩ 8,095	₩ 8,794	10,130
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 247	₩ (619)	₩ (1,832)
Closing month	December
Whowho&Company Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Whowho&Company Co., Ltd.
Type of Business	Software development and supply
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
PlayD Co., Ltd. (N Search Marketing Co., Ltd.) [member]
Disclosure of subsidiaries [line items]
Subsidiary	PlayD Co., Ltd. (N Search Marketing Co., Ltd.)
Type of Business	Advertising agency business
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Next Connect PFV [member]
Disclosure of subsidiaries [line items]
Subsidiary	Next connect PFV
Total assets	₩ 385,769
Type of Business	Residential building development and supply
Total liabilities	₩ 34,370
Location	Korea
Operating revenues	₩ 143
Controlling percentage ownership	100.00%
Profit (loss) for the year	₩ (12,449)
Closing month	December
KT Rwanda Networks Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Rwanda Networks Ltd.	KT Rwanda Networks Ltd.	KT Rwanda Networks Ltd.
Total assets	₩ 144,129	₩ 151,359	₩ 167,112
Type of Business	Network installation and management
Total liabilities	₩ 162,801	139,561	138,651
Location	Rwanda
Operating revenues	₩ 15,150	₩ 15,931	13,435
Controlling percentage ownership	51.00%	51.00%
Profit (loss) for the year	₩ (29,238)	₩ (22,762)	₩ (31,455)
Closing month	December
AOS Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	AOS Ltd.	AOS Ltd.	AOS Ltd.
Total assets	₩ 14,018	₩ 9,437	₩ 10,025
Type of Business	System integration and maintenance
Total liabilities	₩ 4,952	4,519	3,179
Location	Rwanda
Operating revenues	₩ 6,300	₩ 8,952	14,481
Controlling percentage ownership	51.00%	51.00%
Profit (loss) for the year	₩ (680)	₩ (682)	₩ (1,123)
Closing month	December
KT Belgium [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Belgium	KT Belgium	KT Belgium
Total assets	₩ 90,172	₩ 86,455	₩ 79,391
Type of Business	Foreign investment business
Total liabilities	₩ 1	8	7
Location	Belgium
Operating revenues	₩ 29	₩ 49
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (43)	₩ (2)	₩ (67)
Closing month	December
KT ORS Belgium [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT ORS Belgium	KT ORS Belgium	KT ORS Belgium
Total assets	₩ 6,709	₩ 1,769	₩ 2,013
Type of Business	Foreign investment business
Total liabilities	₩ 5	14	23
Location	Belgium
Operating revenues		₩ 10
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (46)	₩ (10)	₩ (46)
Closing month	December
Korea Telecom Japan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Korea Telecom Japan Co., Ltd.	Korea Telecom Japan Co., Ltd.	Korea Telecom Japan Co., Ltd.
Total assets	₩ 1,326	₩ 1,554	₩ 3,592
Type of Business	Foreign telecommunication business
Total liabilities	₩ 2,910	2,788	5,374
Location	Japan
Operating revenues	₩ 1,965	₩ 2,772	5,122
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (126)	₩ 536	₩ (1,391)
Closing month	December
KBTO sp.zo.o. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KBTO sp.zo.o.	KBTO sp.zo.o.	KBTO sp.zo.o.
Total assets	₩ 1,364	₩ 3,311	₩ 1,166
Type of Business	Electronic communication business
Total liabilities	₩ 217	2,268	2,378
Location	Poland
Operating revenues	₩ 202	₩ 67	21
Controlling percentage ownership	96.20%	94.30%
Profit (loss) for the year	₩ (3,771)	₩ (3,456)	₩ (2,587)
Closing month	December
Korea Telecom China Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Korea Telecom China Co., Ltd.	Korea Telecom China Co., Ltd.	Korea Telecom China Co., Ltd.
Total assets	₩ 661	₩ 665	₩ 532
Type of Business	Foreign telecommunication business
Total liabilities	₩ 22	32	188
Location	China
Operating revenues	₩ 681	₩ 1,030	930
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 10	₩ 348	₩ 60
Closing month	December
KT Dutch B.V. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Dutch B.V.	KT Dutch B.V.	KT Dutch B.V.
Total assets	₩ 31,693	₩ 30,312	₩ 34,197
Type of Business	Super iMax and East Telecom management
Total liabilities	₩ 41	50	73
Location	Netherlands
Operating revenues	₩ 191	₩ 206	166
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 105	₩ 169	₩ 85
Closing month	December
Super iMax LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	Super iMax LLC	Super iMax LLC	Super iMax LLC
Total assets	₩ 4,150	₩ 3,449	₩ 10,308
Type of Business	Wireless high speed internet business
Total liabilities	₩ 4,528	4,886	6,734
Location	Uzbekistan
Operating revenues	₩ 4,845	₩ 7,314	10,759
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ (424)	₩ (4,584)	₩ (1,802)
Closing month	December
East Telecom LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	East Telecom LLC	East Telecom LLC	East Telecom LLC
Total assets	₩ 16,590	₩ 11,672	₩ 31,885
Type of Business	Fixed line telecommunication business
Total liabilities	₩ 14,263	11,748	16,554
Location	Uzbekistan
Operating revenues	₩ 15,087	₩ 19,663	27,492
Controlling percentage ownership	91.00%	91.00%
Profit (loss) for the year	₩ 2,639	₩ (9,118)	₩ 3,257
Closing month	December
Korea Telecom America, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Korea Telecom America, Inc.	Korea Telecom America, Inc.	Korea Telecom America, Inc.
Total assets	₩ 4,218	₩ 3,694	₩ 4,464
Type of Business	Foreign telecommunication business
Total liabilities	₩ 832	791	1,306
Location	USA
Operating revenues	₩ 7,554	₩ 6,783	7,113
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 350	₩ 109	₩ 181
Closing month	December
PT. KT Indonesia [member]
Disclosure of subsidiaries [line items]
Subsidiary	PT. KT Indonesia	PT. KT Indonesia	PT. KT Indonesia
Total assets	₩ 8	₩ 8	₩ 16
Type of Business	Foreign telecommunication business
Location	Indonesia
Controlling percentage ownership	99.00%	99.00%
Profit (loss) for the year		₩ (6)	₩ (7)
Closing month	December
PT BC card Asia Pacific [member]
Disclosure of subsidiaries [line items]
Subsidiary	PT. BC Card Asia Pacific
Type of Business	Software development and supply
Location	Indonesia
Controlling percentage ownership	99.90%	99.90%
Closing month	December
KT Hongkong Telecommunications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Hongkong Telecommunications Co., Ltd.	KT Hongkong Telecommunications Co., Ltd.	KT Hongkong Telecommunications Co., Ltd.
Total assets	₩ 3,616	₩ 2,578	₩ 1,571
Type of Business	Fixed line communication business
Total liabilities	₩ 2,143	1,497	956
Location	Hong Kong
Operating revenues	₩ 9,990	₩ 7,304	1,568
Controlling percentage ownership	100.00%	100.00%
Profit (loss) for the year	₩ 351	₩ 494	₩ 120
Closing month	December
KT Hong kong Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Hong Kong Limited
Type of Business	Foreign investment business
Location	Hong Kong
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Korea Telecom Singapore Pte.Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Korea Telecom Singapore Pte. Ltd.
Type of Business	Foreign investment business
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Texnoprosistem LLP [member]
Disclosure of subsidiaries [line items]
Subsidiary	Texnoprosistem LLP
Type of Business	Fixed line internet business
Location	Uzbekistan
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Nasmedia Thailand Company Limited [member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia Thailand Company Limited
Type of Business	Internet advertising solution
Location	Thailand
Controlling percentage ownership	99.90%
Closing month	December
GENIE Music Corporation(KT Music Corporation) [member]
Disclosure of subsidiaries [line items]
Subsidiary	GENIE Music Corporation (KT Music Corporation)	GENIE Music Corporation(KT Music Corporation)	GENIE Music Corporation (KT Music Corporation)
Total assets	₩ 221,559	₩ 139,686	₩ 110,080
Total liabilities	75,827	48,512	41,953
Operating revenues	171,314	156,163	111,450
Profit (loss) for the year	₩ 6,374	₩ (3,401)	₩ 8,235
KT Sports Co Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Sports Co., Ltd.
Total assets	₩ 9,560
Total liabilities	6,376
Operating revenues	55,565
Profit (loss) for the year	₩ (154)
KT music contents fund number two [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Music Contents Fund No.2	KT Music Contents Fund No.2
Total assets	₩ 7,629	₩ 7,500
Total liabilities	281	11
Operating revenues	150
Profit (loss) for the year	₩ (142)	₩ (11)
KT Innoedu Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary			KT Innoedu Co., Ltd.
Total assets			₩ 6,477
Total liabilities			7,259
Operating revenues			15,599
Profit (loss) for the year			₩ 103
NgeneBio [member]
Disclosure of subsidiaries [line items]
Subsidiary			NgeneBio
Total assets			₩ 6,361
Total liabilities			4,733
Operating revenues			244
Profit (loss) for the year			₩ (1,833)